Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2013
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking & Wealth Management and Investment Banking, both of which are engaged in credit activities.

The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the >>>probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

Loans

end of	2013	2012
Loans (CHF million)
Mortgages	94,978	91,872
Loans collateralized by securities	31,565	27,363
Consumer finance	5,938	6,901
Consumer	132,481	126,136
Real estate [1]	27,312	25,801
Commercial and industrial loans [1]	63,334	63,028
Financial institutions [1]	21,840	25,902
Governments and public institutions [1]	3,047	2,337
Corporate & institutional	115,533	117,068
Gross loans	248,014	243,204
of which held at amortized cost	228,557	223,204
of which held at fair value	19,457	20,000
Net (unearned income)/deferred expenses	(91)	(59)
Allowance for loan losses	(869)	(922)
Net loans	247,054	242,223
Gross loans by location (CHF million)
Switzerland	151,992	151,226
Foreign	96,022	91,978
Gross loans	248,014	243,204
Impaired loan portfolio (CHF million)
Non-performing loans	862	859
Non-interest-earning loans	281	313
Total non-performing and non-interest-earning loans	1,143	1,172
Restructured loans	6	30
Potential problem loans	340	527
Total other impaired loans	346	557
Gross impaired loans	1,489	1,729
1
Prior period has been corrected to reclassify certain counterparty exposures from real estate and commercial and industrial loans to loans to financial institutions, and from governments and public institutions to commercial and industrial loans, respectively.

Allowance for loan losses

	2013			2012			2011
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	288	634	922	289	621	910	279	738	1,017
Changes in scope of consolidation	0	(1)	(1)	(18)	0	(18)	0	0	0
Net movements recognized in statements of operations	76	90	166	95	64	159	87	54	141
Gross write-offs	(123)	(163)	(286)	(105)	(96)	(201)	(124)	(175)	(299)
Recoveries	24	30	54	22	22	44	39	2	41
Net write-offs	(99)	(133)	(232)	(83)	(74)	(157)	(85)	(173)	(258)
Provisions for interest	5	21	26	8	21	29	2	12	14
Foreign currency translation impact and other adjustments, net	(3)	(9)	(12)	(3)	2	(1)	6	(10)	(4)
Balance at end of period	267	602	869	288	634	922	289	621	910
of which individually evaluated for impairment	217	437	654	239	457	696	222	428	650
of which collectively evaluated for impairment	50	165	215	49	177	226	67	193	260
Gross loans held at amortized cost (CHF million)
Balance at end of period	132,470	96,087	228,557	126,124	97,080	223,204	121,401	92,262	213,663
of which individually evaluated for impairment [1]	569	920	1,489	661	1,068	1,729	665	1,053	1,718
of which collectively evaluated for impairment	131,901	95,167	227,068	125,463	96,012	221,475	120,736	91,209	211,945
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales

	2013			2012			2011
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	4,611	4,611	348	4,605	4,953	0	4,121	4,121
Reclassifications from loans held-for-sale [2]	0	275	275	0	216	216	0	0	0
Reclassifications to loans held-for-sale [3]	0	996	996	0	1,323	1,323	0	1,363	1,363
Sales [3]	0	698	698	0	1,058	1,058	0	1,117	1,117
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Credit quality of loans held at amortized cost

Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.

Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the obligor. Internal ratings may differ from a counterparty’s external ratings, if one is available. Internal ratings are reviewed at least annually. For the calculation of internal risk estimates and >>>risk-weighted assets, a PD is assigned to each loan. For corporate & institutional loans excluding corporates managed on the Swiss platform, the PD is determined by the internal credit rating. The PD for each rating is calibrated based on historic default experience, using external data from Standard & Poor’s, and backtested to ensure consistency with internal experience. For corporates managed on the Swiss platform and consumer loans, the PD is calculated directly by proprietary statistical rating models, which are based on internally compiled data comprising both quantitative factors (primarily loan-to-value ratio and the borrower’s income level for mortgage lending, and balance sheet information for corporates) and qualitative factors (e.g., credit histories from credit reporting bureaus). In this case, an equivalent rating is assigned for reporting purposes, based on the PD band associated with each rating.

>>>Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. Also, the Group has elected the >>>fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.

The following tables present the Group’s recorded investment in loans held at amortized cost by internal counterparty credit ratings that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
2013 (CHF million)
Mortgages	302	2,257	17,398	57,033	16,857	883	39	0	0	209	94,978
Loans collateralized by securities	182	349	4,214	24,497	2,131	90	2	6	0	94	31,565
Consumer finance	0	14	226	2,501	1,952	824	43	0	119	248	5,927
Consumer	484	2,620	21,838	84,031	20,940	1,797	84	6	119	551	132,470
Real estate	1,344	1,050	3,511	13,669	6,897	322	0	1	0	72	26,866
Commercial and industrial loans	183	740	1,901	21,232	23,131	3,621	232	6	6	671	51,723
Financial institutions	1,319	1,706	4,041	5,625	2,440	776	14	1	0	112	16,034
Governments and public institutions	78	324	178	440	148	73	223	0	0	0	1,464
Corporate & institutional	2,924	3,820	9,631	40,966	32,616	4,792	469	8	6	855	96,087
Gross loans held at amortized cost	3,408	6,440	31,469	124,997	53,556	6,589	553	14	125	1,406	228,557
Value of collateral [1]	2,553	5,046	28,186	116,971	45,376	3,372	102	1	10	616	202,233
2012 (CHF million)
Mortgages	387	730	12,176	58,491	19,255	599	13	9	0	212	91,872
Loans collateralized by securities	79	57	948	23,357	2,728	92	6	1	0	95	27,363
Consumer finance	0	6	100	3,324	2,065	901	39	0	129	325	6,889
Consumer	466	793	13,224	85,172	24,048	1,592	58	10	129	632	126,124
Real estate [2]	333	374	2,199	14,537	7,762	195	0	0	0	55	25,455
Commercial and industrial loans [2]	166	325	1,580	22,040	23,070	3,467	209	1	47	763	51,668
Financial institutions [2]	2,288	2,087	4,661	5,260	3,566	382	0	33	14	147	18,438
Governments and public institutions	131	50	360	521	127	101	229	0	0	0	1,519
Corporate & institutional	2,918	2,836	8,800	42,358	34,525	4,145	438	34	61	965	97,080
Gross loans held at amortized cost	3,384	3,629	22,024	127,530	58,573	5,737	496	44	190	1,597	223,204
Value of collateral [1]	2,918	2,616	19,526	116,583	48,342	3,210	189	44	15	791	194,234
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.
2 Prior period has been corrected to reclassify certain counterparty exposures from real estate and commercial and industrial loans to loans to financial institutions.

Value of collateral

In Private Banking & Wealth Management, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.

In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.

Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2013 (CHF million)
Mortgages	94,657	103	26	25	167	321	94,978
Loans collateralized by securities	31,365	95	2	12	91	200	31,565
Consumer finance	5,218	377	93	55	184	709	5,927
Consumer	131,240	575	121	92	442	1,230	132,470
Real estate	26,774	19	2	2	69	92	26,866
Commercial and industrial loans	50,879	343	77	74	350	844	51,723
Financial institutions	15,841	87	2	1	103	193	16,034
Governments and public institutions	1,459	5	0	0	0	5	1,464
Corporate & institutional	94,953	454	81	77	522	1,134	96,087
Gross loans held at amortized cost	226,193	1,029	202	169	964	2,364	228,557
2012 (CHF million)
Mortgages	91,527	156	17	11	161	345	91,872
Loans collateralized by securities	27,034	220	3	3	103	329	27,363
Consumer finance	6,116	420	90	52	211	773	6,889
Consumer	124,677	796	110	66	475	1,447	126,124
Real estate [1]	25,296	107	2	2	48	159	25,455
Commercial and industrial loans [1]	50,407	720	27	138	376	1,261	51,668
Financial institutions [1]	18,205	53	2	34	144	233	18,438
Governments and public institutions	1,484	35	0	0	0	35	1,519
Corporate & institutional	95,392	915	31	174	568	1,688	97,080
Gross loans held at amortized cost	220,069	1,711	141	240	1,043	3,135	223,204
1 Prior period has been corrected to reclassify certain counterparty exposures from real estate and commercial and industrial loans to loans to financial institutions.

Impaired loans

Categories of impaired loans

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.

> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on categories of impaired loans.

As of December 31, 2013 and 2012, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages. As of December 31, 2013 and 2012, the Group did not have any material commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.

In 2013, 2012 and 2011 the number of troubled debt restructurings and related financial effects and the number of defaults and related carrying values of loans, which had been restructured within the previous 12 months, were not material.

Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2013 (CHF million)
Mortgages	167	13	180	0	45	45	225
Loans collateralized by securities	20	71	91	0	4	4	95
Consumer finance	244	5	249	0	0	0	249
Consumer	431	89	520	0	49	49	569
Real estate	53	15	68	0	5	5	73
Commercial and industrial loans	307	144	451	6	258	264	715
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	431	192	623	6	291	297	920
Gross impaired loans	862	281	1,143	6	340	346	1,489
2012 (CHF million)
Mortgages	154	16	170	0	69	69	239
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	315	10	325	0	2	2	327
Consumer	487	100	587	0	74	74	661
Real estate	46	5	51	0	15	15	66
Commercial and industrial loans	268	170	438	30	373	403	841
Financial institutions	58	38	96	0	65	65	161
Corporate & institutional	372	213	585	30	453	483	1,068
Gross impaired loans	859	313	1,172	30	527	557	1,729

Write-off and recovery of loans

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In Investment Banking, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In Private Banking & Wealth Management, write-offs are made, based on an individual counterparty assessment performed by Group credit risk management, if it is certain that parts of a loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written-off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include for example i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group credit risk management evaluates the need for write-offs individually and on an ongoing basis.

Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.

Gross impaired loan details

	2013			2012
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	207	197	28	206	197	32
Loans collateralized by securities	67	63	55	68	66	53
Consumer finance	231	211	134	302	280	154
Consumer	505	471	217	576	543	239
Real estate	71	65	15	63	55	22
Commercial and industrial loans	705	656	340	715	677	342
Financial institutions	131	127	82	157	155	93
Corporate & institutional	907	848	437	935	887	457
Gross impaired loans with a specific allowance	1,412	1,319	654	1,511	1,430	696
Mortgages	18	18	–	33	33	–
Loans collateralized by securities	28	28	–	27	28	–
Consumer finance	18	18	–	25	25	–
Consumer	64	64	–	85	86	–
Real estate	2	2	–	3	3	–
Commercial and industrial loans	10	10	–	126	128	–
Financial institutions	1	1	–	4	4	–
Corporate & institutional	13	13	–	133	135	–
Gross impaired loans without specific allowance	77	77	–	218	221	–
Gross impaired loans	1,489	1,396	654	1,729	1,651	696
of which consumer	569	535	217	661	629	239
of which corporate & institutional	920	861	437	1,068	1,022	457

Gross impaired loan details (continued)

	2013			2012			2011
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	204	1	1	217	1	1	222	1	0
Loans collateralized by securities	70	2	2	68	1	0	82	1	0
Consumer finance	256	0	0	277	3	3	276	2	1
Consumer	530	3	3	562	5	4	580	4	1
Real estate	72	1	1	58	0	0	47	1	1
Commercial and industrial loans	748	5	5	620	3	2	871	7	6
Financial institutions	136	0	0	201	2	2	160	0	0
Governments and public institutions	0	0	0	6	0	0	6	0	0
Corporate & institutional	956	6	6	885	5	4	1,084	8	7
Gross impaired loans with a specific allowance	1,486	9	9	1,447	10	8	1,664	12	8
Mortgages	26	0	0	40	0	0	94	0	0
Loans collateralized by securities	27	0	0	8	0	0	4	0	0
Consumer finance	22	0	0	41	0	0	19	0	0
Consumer	75	0	0	89	0	0	117	0	0
Real estate	11	0	0	13	0	0	74	5	5
Commercial and industrial loans	59	0	0	215	3	3	149	1	0
Financial institutions	2	0	0	8	0	0	19	0	0
Corporate & institutional	72	0	0	236	3	3	242	6	5
Gross impaired loans without specific allowance	147	0	0	325	3	3	359	6	5
Gross impaired loans	1,633	9	9	1,772	13	11	2,023	18	13
of which consumer	605	3	3	651	5	4	697	4	1
of which corporate & institutional	1,028	6	6	1,121	8	7	1,326	14	12

Allowance for specifically identified credit losses on impaired loans

The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans considering factors such as recovery and exit options as well as collateral and counterparty risk. In general, all impaired loans are individually assessed. For consumer loans, the trigger to detect an impaired loan is non-payment of interest. Corporate & institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be moved to Group recovery management, at which point they are reviewed quarterly for impairment. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by Group credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued at least quarterly to reflect passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Bank
Loans, allowance for loan losses and credit quality
17 Loans, allowance for loan losses and credit quality

end of	2013	2012
Loans (CHF million)
Mortgages	81,115	78,328
Loans collateralized by securities	31,472	27,248
Consumer finance	3,025	3,931
Consumer	115,612	109,507
Real estate [1]	24,673	23,209
Commercial and industrial loans [1]	60,375	59,837
Financial institutions [1]	28,473	33,624
Governments and public institutions [1]	2,864	2,163
Corporate & institutional	116,385	118,833
Gross loans	231,997	228,340
of which held at amortized cost	212,540	208,340
of which held at fair value	19,457	20,000
Net (unearned income)/deferred expenses	(149)	(121)
Allowance for loan losses	(691)	(721)
Net loans	231,157	227,498
Gross loans by location (CHF million)
Switzerland	135,813	135,439
Foreign	96,184	92,901
Gross loans	231,997	228,340
Impaired loan portfolio (CHF million)
Non-performing loans	659	637
Non-interest-earning loans	255	281
Total non-performing and non-interest-earning loans	914	918
Restructured loans	6	30
Potential problem loans	274	450
Total other impaired loans	280	480
Gross impaired loans	1,194	1,398
1
Prior period has been corrected to reclassify certain counterparty exposures from real estate and commercial and industrial loans to loans to financial institutions, and from governments and public institutions to commercial and industrial loans, respectively.

Allowance for loan losses

	2013			2012			2011
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	143	578	721	159	563	722	157	675	832
Changes in scope of consolidation	0	(1)	(1)	(18)	0	(18)	0	0	0
Net movements recognized in statements of operations	7	84	91	26	51	77	21	57	78
Gross write-offs	(38)	(147)	(185)	(42)	(80)	(122)	(58)	(175)	(233)
Recoveries	20	30	50	19	20	39	33	4	37
Net write-offs	(18)	(117)	(135)	(23)	(60)	(83)	(25)	(171)	(196)
Provisions for interest	5	20	25	4	20	24	0	11	11
Foreign currency translation impact and other adjustments, net	(3)	(7)	(10)	(5)	4	(1)	6	(9)	(3)
Balance at end of period	134	557	691	143	578	721	159	563	722
of which individually evaluated for impairment	104	407	511	116	416	532	130	387	517
of which collectively evaluated for impairment	30	150	180	27	162	189	29	176	205
Gross loans held at amortized cost (CHF million)
Balance at end of period	115,601	96,939	212,540	109,495	98,845	208,340	105,561	94,000	199,561
of which individually evaluated for impairment [1]	354	840	1,194	422	976	1,398	425	947	1,372
of which collectively evaluated for impairment	115,247	96,099	211,346	109,073	97,869	206,942	105,136	93,053	198,189
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales

	2013			2012			2011
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	4,611	4,611	348	4,605	4,953	0	4,121	4,121
Reclassifications from loans held-for-sale [2]	0	275	275	0	216	216	0	0	0
Reclassifications to loans held-for-sale [3]	0	996	996	0	1,323	1,323	0	1,363	1,363
Sales [3]	0	698	698	0	1,058	1,058	0	1,117	1,117
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
2013 (CHF million)
Mortgages	295	2,189	16,030	49,618	12,052	732	36	0	0	163	81,115
Loans collateralized by securities	182	348	4,208	24,442	2,101	89	2	6	0	94	31,472
Consumer finance	0	14	222	2,339	335	19	0	0	0	85	3,014
Consumer	477	2,551	20,460	76,399	14,488	840	38	6	0	342	115,601
Real estate	1,343	991	3,330	12,484	5,701	308	0	1	0	69	24,227
Commercial and industrial loans	135	675	1,716	20,337	21,620	3,453	227	6	0	596	48,765
Financial institutions	1,319	1,689	10,274	6,045	2,436	776	14	1	0	112	22,666
Governments and public institutions	37	275	141	386	146	73	223	0	0	0	1,281
Corporate & institutional	2,834	3,630	15,461	39,252	29,903	4,610	464	8	0	777	96,939
Gross loans held at amortized cost	3,311	6,181	35,921	115,651	44,391	5,450	502	14	0	1,119	212,540
Value of collateral [1]	2,540	4,842	26,486	107,470	37,699	3,066	85	0	0	514	182,702
2012 (CHF million)
Mortgages	378	708	11,277	51,295	14,088	413	8	8	0	153	78,328
Loans collateralized by securities	79	57	944	23,289	2,686	91	6	1	0	95	27,248
Consumer finance	0	6	98	3,171	473	18	0	0	1	152	3,919
Consumer	457	771	12,319	77,755	17,247	522	14	9	1	400	109,495
Real estate [2]	330	367	2,039	13,397	6,522	159	0	0	0	50	22,864
Commercial and industrial loans [2]	142	307	1,442	21,079	21,319	3,268	203	1	40	676	48,477
Financial institutions [2]	2,288	2,086	12,490	5,168	3,552	381	0	33	14	147	26,159
Governments and public institutions	68	34	324	464	125	101	229	0	0	0	1,345
Corporate & institutional	2,828	2,794	16,295	40,108	31,518	3,909	432	34	54	873	98,845
Gross loans held at amortized cost	3,285	3,565	28,614	117,863	48,765	4,431	446	43	55	1,273	208,340
Value of collateral [1]	2,899	2,577	18,358	107,275	40,170	2,835	170	43	4	664	174,995
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.
2 Prior period has been corrected to reclassify certain counterparty exposures from real estate and commercial and industrial loans to loans to financial institutions.

Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2013 (CHF million)
Mortgages	80,823	103	25	24	140	292	81,115
Loans collateralized by securities	31,272	95	2	12	91	200	31,472
Consumer finance	2,650	277	38	28	21	364	3,014
Consumer	114,745	475	65	64	252	856	115,601
Real estate	24,139	18	2	1	67	88	24,227
Commercial and industrial loans	48,035	272	73	72	313	730	48,765
Financial institutions	22,477	84	2	1	102	189	22,666
Governments and public institutions	1,276	5	0	0	0	5	1,281
Corporate & institutional	95,927	379	77	74	482	1,012	96,939
Gross loans held at amortized cost	210,672	854	142	138	734	1,868	212,540
2012 (CHF million)
Mortgages	78,023	154	14	10	127	305	78,328
Loans collateralized by securities	26,919	220	3	3	103	329	27,248
Consumer finance	3,508	314	33	26	38	411	3,919
Consumer	108,450	688	50	39	268	1,045	109,495
Real estate [1]	22,709	106	2	2	45	155	22,864
Commercial and industrial loans [1]	47,334	640	22	136	345	1,143	48,477
Financial institutions [1]	25,926	53	2	34	144	233	26,159
Governments and public institutions	1,310	35	0	0	0	35	1,345
Corporate & institutional	97,279	834	26	172	534	1,566	98,845
Gross loans held at amortized cost	205,729	1,522	76	211	802	2,611	208,340
1 Prior period has been corrected to reclassify certain counterparty exposures from real estate and commercial and industrial loans to loans to financial institutions.

Gross impaired loans by category

	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2013 (CHF million)
Mortgages	144	7	151	0	21	21	172
Loans collateralized by securities	20	71	91	0	5	5	96
Consumer finance	81	5	86	0	0	0	86
Consumer	245	83	328	0	26	26	354
Real estate	52	13	65	0	5	5	70
Commercial and industrial loans	291	126	417	6	215	221	638
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	414	172	586	6	248	254	840
Gross impaired loans	659	255	914	6	274	280	1,194
2012 (CHF million)
Mortgages	125	9	134	0	39	39	173
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	143	10	153	0	1	1	154
Consumer	286	93	379	0	43	43	422
Real estate	42	4	46	0	15	15	61
Commercial and industrial loans	251	146	397	30	327	357	754
Financial institutions	58	38	96	0	65	65	161
Corporate & institutional	351	188	539	30	407	437	976
Gross impaired loans	637	281	918	30	450	480	1,398

As of December 31, 2013 and 2012, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages. As of December 31, 2013 and 2012, the Bank did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.

In 2013, 2012 and 2011, the number of troubled debt restructurings and related financial effects and the number of defaults and related carrying values of loans, which had been restructured within the previous 12 months, were not material.

Gross impaired loan details

	2013			2012
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	162	153	16	149	141	16
Loans collateralized by securities	67	63	54	68	66	53
Consumer finance	68	67	34	129	125	47
Consumer	297	283	104	346	332	116
Real estate	68	63	13	58	54	18
Commercial and industrial loans	629	584	312	627	592	306
Financial institutions	131	127	82	157	154	92
Corporate & institutional	828	774	407	842	800	416
Gross impaired loans with a specific allowance	1,125	1,057	511	1,188	1,132	532
Mortgages	10	10	–	24	24	–
Loans collateralized by securities	29	29	–	27	27	–
Consumer finance	18	18	–	25	25	–
Consumer	57	57	–	76	76	–
Real estate	2	2	–	3	3	–
Commercial and industrial loans	9	9	–	127	128	–
Financial institutions	1	1	–	4	4	–
Corporate & institutional	12	12	–	134	135	–
Gross impaired loans without specific allowance	69	69	–	210	211	–
Gross impaired loans	1,194	1,126	511	1,398	1,343	532
of which consumer	354	340	104	422	408	116
of which corporate & institutional	840	786	407	976	935	416

Gross impaired loan details (continued)

	2013			2012			2011
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	154	1	1	152	1	1	142	1	1
Loans collateralized by securities	70	2	2	68	1	0	82	1	0
Consumer finance	87	0	0	117	3	3	135	2	2
Consumer	311	3	3	337	5	4	359	4	3
Real estate	67	1	1	43	0	0	28	0	0
Commercial and industrial loans	669	5	5	556	3	2	812	7	6
Financial institutions	136	0	0	191	2	2	147	0	0
Governments and public institutions	0	0	0	6	0	0	6	0	0
Corporate & institutional	872	6	6	796	5	4	993	7	6
Gross impaired loans with a specific allowance	1,183	9	9	1,133	10	8	1,352	11	9
Mortgages	19	0	0	27	0	0	68	0	0
Loans collateralized by securities	27	0	0	8	0	0	4	0	0
Consumer finance	22	0	0	41	0	0	19	0	0
Consumer	68	0	0	76	0	0	91	0	0
Real estate	11	0	0	12	0	0	74	5	5
Commercial and industrial loans	58	0	0	199	3	3	130	0	0
Financial institutions	2	0	0	8	0	0	19	0	0
Corporate & institutional	71	0	0	219	3	3	223	5	5
Gross impaired loans without specific allowance	139	0	0	295	3	3	314	5	5
Gross impaired loans	1,322	9	9	1,428	13	11	1,666	16	14
of which consumer	379	3	3	413	5	4	450	4	3
of which corporate & institutional	943	6	6	1,015	8	7	1,216	12	11

> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group for further information.